GGM MACRO ALIGNMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.5%
	EQUITY - 99.5%
52,968	Consumer Staples Select Sector SPDR Fund	$ 4,407,997
46,642	Energy Select Sector SPDR Fund	4,455,710
170,955	iShares US Telecommunications ETF	4,742,291
18,441	SPDR S&P Semiconductor ETF	4,570,049
53,463	Utilities Select Sector SPDR Fund	4,433,687
		22,609,734

	TOTAL EXCHANGE-TRADED FUNDS (Cost $21,350,085)	22,609,734

	TOTAL INVESTMENTS - 99.5% (Cost $21,350,085)	$ 22,609,734
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	122,181
	NET ASSETS - 100.0%	$ 22,731,915

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt